Investments in Unconsolidated Joint Ventures (Liberty Property 18th & Arch LP and Liberty Property 18th & Arch Hotel, LP) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($) ft² condominium_unit	Jun. 30, 2014 USD ($) ft² room story investment
Schedule of Equity Method Investments [Line Items]
Maximum exposure to loss	$ 350,981,000	$ 288,456,000
Gain (loss) on sale of properties	384,673,000	114,965,000	$ 219,270,000
Management fee income	73,224,000	$ 82,673,000	$ 12,941,000
Liberty Property 18th & Arch
Schedule of Equity Method Investments [Line Items]
Maximum exposure to loss	191,400,000
Philadelphia | Liberty Property 18th & Arch
Schedule of Equity Method Investments [Line Items]
Number of equity method investments (in investments) | investment				2
Anticipated investment in joint ventures				$ 192,200,000
Ownership percentage				20.00%
Philadelphia | Construction in Progress | Liberty Property 18th & Arch
Schedule of Equity Method Investments [Line Items]
Number of stories in a high-rise building (in stories) | story				60
Leaseable square feet (in sqft) | ft²				1,300,000
Number of hotel rooms (in rooms) | room				217
Total anticipated development cost	$ 225,500,000			$ 961,200,000
Philadelphia | Building and Building Improvements | Liberty Property 18th & Arch
Schedule of Equity Method Investments [Line Items]
Leaseable square feet (in sqft) | ft²	250,000	1,100,000
Total anticipated development cost	$ 136,100,000	$ 599,600,000
Liberty Property 18th & Arch
Schedule of Equity Method Investments [Line Items]
Leaseable square feet (in sqft) | ft²			14,700
Number of residential condominium units (in condominium) | condominium_unit			3
Proceeds from sale of property			$ 14,300,000
Gain (loss) on sale of properties			300,000
Liberty Property 18th & Arch | Equity Method Investee | Philadelphia
Schedule of Equity Method Investments [Line Items]
Accrual of development cost guarantee accrual	67,100,000	5,600,000
Net operating income (loss)	(61,800,000)	(3,500,000)	600,000
Management fee income	2,200,000	230,000	$ 75,000
Liberty Property 18th & Arch | Equity Method Investee | Prepaid Expenses and Other Current Assets | Philadelphia
Schedule of Equity Method Investments [Line Items]
Due from related parties	$ 1,300,000	$ 466,000